Related Parties - Summary of Relationship with Related Parties (Parenthetical) (Details) - OMS Holdings Pte. Ltd.		12 Months Ended
	Jun. 15, 2023	Mar. 31, 2026
Disclosure of transactions between related parties [line items]
Percentage of shares		100.00%
OMSET PL
Disclosure of transactions between related parties [line items]
Percentage of shares	100.00%